RESTRICTED CASH	6 Months Ended
Jun. 30, 2017
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH
RESTRICTED CASH

Restricted cash consists of cash, which may only be used for certain purposes and is held under a contractual arrangement.

Restricted cash does not include cash balances of $66.3 million (2016: $49.6 million), which are required to be maintained by the financial covenants in our loan facilities, or cash balances of $20.0 million (2016: $26.0 million), which have been built up in Frontline Shipping Limited as security for its obligations under the charters with Ship Finance, as these amounts are included in "Cash and cash equivalents".